Land use rights (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Quantitative Information About Land Use Right [Abstract]
Summary of quantitative information about land use right

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
Net book amount at January 1	2,480	2,437
Additions	32	—
Amortization charge	(75)	(73)
Net book amount at December 31	2,437	2,364